Summary of Significant Accounting Policies (Details) - Schedule of Potentially Dilutive Common Stock Equivalents - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
HBC holdback shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	200,000
Warrants - Public [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	6,175,000
Warrants - Private [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	5,405,000
Warrants - Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	22,141,701
Warrants - Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	5,549,655
Total common stock equivalents included in dilutive income per share	5,549,655
Share-Based Payment Arrangement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	300,000
Total common stock equivalents included in dilutive income per share	300,000
Forward Purchase Agreement – Additional Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	8,038,537
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	3,396,261
Total common stock equivalents included in dilutive income per share	3,396,261
HBC Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	22,500,000
Anti-dilutive [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	73,706,154
Dilutive [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents included in dilutive income per share	9,245,916